Goodwill, net (Details Narrative) - SGD ($)		6 Months Ended		12 Months Ended
	Feb. 20, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase consideration	$ 600,000
Impairment of goodwill	$ 664,000			$ 664,000